Consolidated Statements of Comprehensive Income - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenue		$ 55,941,283	$ 41,360,953	$ 26,889,911
Cost of revenue		(33,430,822)	(20,556,763)	(12,357,934)
Gross profit		22,510,461	20,804,190	14,531,977
Operating expenses:
Selling expenses		(883,215)	(1,107,215)	(294,587)
General and administrative expenses		(10,678,289)	(5,425,015)	(3,046,037)
Research and development expenses		(7,945,137)	(7,448,583)	(3,546,155)
Total operating expenses		(19,506,641)	(13,980,813)	(6,886,779)
Income from operations		3,003,820	6,823,377	7,645,198
Other (expenses) income:
Interest income		92,857	208,647	41,230
Interest expenses		(195,265)	(195,331)	(126,206)
Issuance costs allocated to warrant liability		(30,319)	(823,846)
Change in fair value of warrant liability		(4,203,405)	6,827,034
Gain on extinguishment of warrant Liability		5,002,010
Loss on issuance of warrant liability		(22,339,159)
Other income, net		30,214	144,819	89,124
Total other (expense) income, net		(21,643,067)	6,161,323	4,148
(Loss) income before income taxes		(18,639,247)	12,984,700	7,649,346
Income tax expense		(663,238)	(847,448)	(1,098,087)
Net (loss) income		(19,302,485)	12,137,252	6,551,259
Net loss attributable to non-controlling interest		(155)	(100)	(579)
Net (loss) income attributable to Global Mofy AI Limited		(19,302,330)	12,137,352	6,551,838
Comprehensive income (loss)
Net (loss) income		(19,302,485)	12,137,252	6,551,259
Net loss attributable to non-controlling interest		(155)	(100)	(579)
Foreign currency translation (loss) gain		(324,469)	785,722	(407,248)
Total comprehensive (loss) income		(19,626,954)	12,922,974	6,144,011
Comprehensive income (loss) attributable to non-controlling interests		1,926	(5,678)	3,031
Comprehensive (loss) income attributable to Global Mofy AI Limited		$ (19,628,880)	$ 12,928,652	$ 6,140,980
Class A Ordinary Shares
(Loss) earnings per Class A ordinary share
Basic (in Dollars per share)	[1]	$ (1.19)	$ 6.37	$ 3.93
Diluted (in Dollars per share)	[1]	$ (1.19)	$ 6.37	$ 3.93
Weighted average number of Class A ordinary shares outstanding
Basic (in Shares)	[1]	14,086,610	1,798,850	1,668,083
Diluted (in Shares)	[1]	14,086,610	1,798,850	1,668,083
Class B Ordinary Shares
(Loss) earnings per Class A ordinary share
Basic (in Dollars per share)	[1],[2]	$ (1.19)	$ 6.37
Diluted (in Dollars per share)	[1],[2]	$ (1.19)	$ 6.37
Weighted average number of Class A ordinary shares outstanding
Basic (in Shares)	[1],[2]	2,100,937	106,605
Diluted (in Shares)	[1],[2]	2,100,937	106,605

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 12 and Note 14).
[2]	The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares (see Note 12).